Shareholder Report, Line Graph (Details) 194076_Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Feb. 05, 2025	Oct. 31, 2025
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly
Account Value [Line Items]
Line Graph and Table Measure Name		Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly NAV
Accumulated Value	$ 10,000	$ 10,340
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	10,000	$ 11,393
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500
Accumulated Value	$ 10,000	$ 11,285